Summary Description of Plan (Details) - EBP 203 $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) year hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	30 days
Automatic deferral rate, annual increase	1.00%
Maximum annual contribution percentage	50.00%
Minimum annual contribution percentage	1.00%
Incremental contribution percentage	1.00%
Vesting percentage	100.00%
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage, percentage of eligible compensation	4.00%
Vesting period	2 years
Employer contribution, minimum hours of service for each plan year | hour	1
Requisite service period | hour	1,000
Annual cash contributions | $	$ 21.6	$ 5.4
Maximum future contribution, percent in common stock fund	25.00%
Retirement age | year	65
Forfeited non-vested contributions and earnings | $	$ 0.5	$ 0.8
Discretionary Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	1 year
Discretionary Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	1 year
Discretionary Contribution, Tranche Three
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	1 year
Discretionary Contribution, Tranche Four
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	1 year
Discretionary Contribution, Tranche Five
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	1 year
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%